Financial assets and liabilities, Other Financing (Details) € in Thousands, $ in Thousands, $ in Millions			12 Months Ended
		Jan. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)		Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 30, 2016	Jul. 29, 2010
Other Financing [Abstract]
Short-term			$ 502,361	$ 740,370
Long-term			396,257	9,330,087
Short-term interest payable				1,193
Long-term interest payable				1,950
Debt amount			898,618	10,070,457
Interest rate									6.78%
Payment on debt			172,592	173,439		$ 564,082
First 4 Quarters [Member]
Other Financing [Abstract]
Long-term			0	118,515
Second 4 Quarters [Member]
Other Financing [Abstract]
Long-term			115,683	115,616
Third 4 Quarters [Member]
Other Financing [Abstract]
Long-term			65,390	64,040
Last 2 Quarters [Member]
Other Financing [Abstract]
Long-term			61,711	60,482
Trust Certificates [Member]
Other Financing [Abstract]
Short-term interest payable			709,589	86,698
Long-term interest payable			$ 414,194	414,194
Interest rate			9.45%				9.45%	9.45%
Basis points										2.45%
Maturity date			August 15, 2030
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term			$ 59,872	209,489
Long-term			88,563	8,960,326
Short-term interest payable			2,213	160,920
Long-term interest payable			0	0
Payable in Mexican Pesos [Member] | Trust Certificates [Member]
Other Financing [Abstract]
Short-term			0	0
Long-term			$ 0	8,814,106
Payable in Mexican Pesos [Member] | Trust Certificates [Member] | Variable Rate [Member]
Other Financing [Abstract]
Interest rate			9.94%				9.94%	9.94%
Variable rate basis			28-day TIIE
Basis points			2.45%				2.45%	2.45%
Maturity date			August 2035
Payable in Mexican Pesos [Member] | Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term			$ 17,218	1,825	[1]
Long-term			21,246	38,462	[1]
Payable in Mexican Pesos [Member] | Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 40,900
Interest rate			12.00%				12.00%	12.00%
Maturity date			November 2019
Payable in Mexican Pesos [Member] | Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term			$ 19,559	19,644
Long-term			55,930	75,487
Payable in Mexican Pesos [Member] | Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 45,800
Variable rate basis			28-day TIIE
Basis points			4.50%				4.50%	4.50%
Maturity date			September 2021
Payable in Mexican Pesos [Member] | Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 34,600
Variable rate basis			28-day TIIE
Basis points			4.50%				4.50%	4.50%
Maturity date			September 2021
Payable in Mexican Pesos [Member] | Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 25,500
Variable rate basis			28-day TIIE
Basis points			4.50%				4.50%	4.50%
Maturity date			September 2021
Payable in Mexican Pesos [Member] | Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 21,600
Variable rate basis			28-day TIIE
Basis points			4.50%				4.50%	4.50%
Maturity date			September 2021
Payable in Mexican Pesos [Member] | Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 5 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 8,400
Variable rate basis			28-day TIIE
Basis points			4.50%				4.50%	4.50%
Maturity date			September 2021
Payable in Mexican Pesos [Member] | INPIASA, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	[2]		$ 1,566	1,566
Long-term	[2]		4,175	5,741
Payable in Mexican Pesos [Member] | INPIASA, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 15,700
Variable rate basis			28-day TIIE
Basis points			4.50%				4.50%	4.50%
Maturity date			August 2021
Payable in Mexican Pesos [Member] | INPIASA, S.A. de C.V. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 4,200
Variable rate basis			28-day TIIE
Basis points			4.50%				4.50%	4.50%
Maturity date			October 2016
Payable in Mexican Pesos [Member] | Banco del Bajio, S.A. - 1 [Member]
Other Financing [Abstract]
Short-term	[2]		$ 1,423	1,541
Long-term	[2]		1,304	2,728
Payable in Mexican Pesos [Member] | Banco del Bajio, S.A. - 1 [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 8,500
Variable rate basis			28-day TIIE
Basis points			2.50%				2.50%	2.50%
Maturity date			November 2019
Payable in Mexican Pesos [Member] | HSBC, S.A. [Member]
Other Financing [Abstract]
Short-term	[2]		$ 1,629	1,629
Long-term	[2]		3,802	5,432
Payable in Mexican Pesos [Member] | HSBC, S.A. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 9,770
Variable rate basis			28-day TIIE
Basis points			3.00%				3.00%	3.00%
Maturity date			April 2021
Payable in Mexican Pesos [Member] | Caja de Ahorro Popular la Merced Sociedad de Ahorro y Prestamo, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term	[2]		$ 0	1,100
Long-term	[2]		0	0
Payable in Mexican Pesos [Member] | Caja de Ahorro Popular la Merced Sociedad de Ahorro y Prestamo, S. de R.L. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 2,640
Variable rate basis			28-day TIIE
Basis points			2.00%				2.00%	2.00%
Maturity date			October 2017
Payable in Mexican Pesos [Member] | Banco del Bajio, S.A. - 2 [Member]
Other Financing [Abstract]
Short-term			$ 1,264	1,264
Long-term			2,106	3,370
Payable in Mexican Pesos [Member] | Banco del Bajio, S.A. - 2 [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 9,360
Variable rate basis			28-day TIIE
Basis points			2.50%				2.50%	2.50%
Maturity date			August 2020
Payable in Mexican Pesos [Member] | CI Banco S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term			$ 15,000	20,000
Long-term			0	15,000
Payable in Mexican Pesos [Member] | CI Banco S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 40,000
Variable rate basis			28-day TIIE
Basis points			1.50%				1.50%	1.50%
Maturity date			November 2018
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term			$ 415,990	506,434
Long-term			201,082	246,810
Payable in US Dollars [Member] | DVB Bank America, NV [Member]
Other Financing [Abstract]
Short-term	[3]		282,677	352,575
Long-term	[3]		0	0
Payable in US Dollars [Member] | DVB Bank America, NV [Member] | Line of Credit - 1 [Member] | Average Rate [Member]
Other Financing [Abstract]
Debt amount			$ 485,200				$ 25.0
Interest rate			7.42%				7.42%	7.42%
Maturity date			May 2017
Payable in US Dollars [Member] | DVB Bank America, NV [Member] | Line of Credit - 2 [Member] | Average Rate [Member]
Other Financing [Abstract]
Debt amount			$ 542,700				$ 27.5
Interest rate			7.78%				7.78%	7.78%
Maturity date			June 2017
Payable in US Dollars [Member] | DVB Bank America, NV [Member] | Restructured Line of Credit [Member] | Average Rate [Member]
Other Financing [Abstract]
Debt amount			$ 315,700				$ 16.0
Variable rate basis			Libor rate at 90 days
Basis points			3.25%				3.25%	3.25%
Maturity date			June 2018
Payable in US Dollars [Member] | DEG-Deutsche Investitions - UND [Member]
Other Financing [Abstract]
Short-term	[4]		$ 23,682	20,105
Long-term	[4]		29,603	55,793
Payable in US Dollars [Member] | DEG-Deutsche Investitions - UND [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 167,700				$ 8.5
Interest rate			8.01%				8.01%	8.01%
Maturity date			July 2014
Grace period			2 years
Payable in US Dollars [Member] | DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount			$ 80,900				$ 4.1
Maturity date			December 2019
Payable in US Dollars [Member] | DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | First 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis			Libor rate at 90 days
Basis points			5.50%				5.50%	5.50%
Payable in US Dollars [Member] | DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Second 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis			Libor rate at 90 days
Basis points			6.50%				6.50%	6.50%
Payable in US Dollars [Member] | DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Third 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis			Libor rate at 90 days
Basis points			7.50%				7.50%	7.50%
Payable in US Dollars [Member] | DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Last 2 Quarters [Member]
Other Financing [Abstract]
Variable rate basis			Libor rate at 90 days
Basis points			9.00%				9.00%	9.00%
Payable in US Dollars [Member] | Other [Member]
Other Financing [Abstract]
Short-term	[5]		$ 98,677	123,984
Long-term	[5]		0	0
Payable in US Dollars [Member] | Other [Member] | Unsecured Loan - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 59,200				$ 3.0
Interest rate			11.25%				11.25%	11.25%
Maturity date			July 2017
Payable in US Dollars [Member] | Other [Member] | Unsecured Loan - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 59,200				$ 3.0
Interest rate			11.25%				11.25%	11.25%
Maturity date			July 2017
Payable in US Dollars [Member] | Other [Member] | Unsecured Loans [Member]
Other Financing [Abstract]
Payment on debt		$ 1.0
Payable in US Dollars [Member] | Other [Member] | Unsecured Loans [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 98,700				$ 5.0
Interest rate			11.25%				11.25%	11.25%
Maturity date			July 2018
Payable in US Dollars [Member] | FTAI Subsea 88 Ltd [Member]
Other Financing [Abstract]
Short-term			$ 10,954	9,770
Long-term			171,479	191,017
Payable in US Dollars [Member] | FTAI Subsea 88 Ltd [Member] | Financial Lease [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 213,100				$ 10.8
Interest rate			15.92%				15.92%	15.92%
Maturity date			November 2023
Payable in Euros [Member]
Other Financing [Abstract]
Short-term			$ 26,499	24,447
Long-term			106,612	122,951
Payable in Euros [Member] | B V Scheepswerf Damen Gorinchem [Member]
Other Financing [Abstract]
Short-term			26,499	24,447
Long-term			106,612	$ 122,951
Payable in Euros [Member] | B V Scheepswerf Damen Gorinchem [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 159,200					€ 7,580
Interest rate			7.00%				7.00%	7.00%
Maturity date			November 2022

[1]	On August 2, 2016, the Company completed the restructuring process of its payment schedule.
[2]	They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by ADEMSA, related party.
[3]	The Company formally completed the restructuring of the payment schedule and the new due date will be on June 18, 2018.
[4]	The Company formally completed the restructuring of the payment schedule and the new due date will be on December 15, 2019.
[5]	On January 31, 2017, both credits were contracted again by paying $1.0 million US dollars on one of the credits. As at the issue date of these financial statements, the Company is up to date in its obligations and completed the extension of the credit term to July 25, 2018.